BASIC AND DILUTED (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of (Loss) Income Per Share Calculation
Basic net (loss) income per share is calculated by dividing net (loss) income by the weighted average number of ordinary shares outstanding during the year (amounts are in USD thousand except shares and per share amounts).

	Year ended December 31,
	2025	2024	2023
Net (loss) income for the year attributable to shareholders	(32,930)	30,679	18,260
Weighted-average number of ordinary shares, basic	35,478,331	36,034,115	37,083,262
Net (loss) income per share attributable to shareholders, basic	(0.93)	0.85	0.49

Net (loss) income for the year attributable to shareholders	(32,930)	30,679	18,260
Weighted-average number of ordinary shares, diluted	35,478,331	36,337,349	38,542,166
Net (loss) income per share attributable to shareholders, diluted	(0.93)	0.84	0.47

The calculation of diluted (loss) income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Year ended December 31,
	2025	2024	2023
Weighted-average number of ordinary shares, basic	35,478,331	36,034,115	37,083,262
Effect of share options and warrants on issue	—	297,347	495,252
Effect of contingently issuable ordinary shares related to business combinations	—	—	963,652
Unvested ordinary shares	—	5,887	—
Weighted-average number of ordinary shares, diluted	35,478,331	36,337,349	38,542,166